Note 6 - Inventories - Provisions for Obsolete Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance	$ 6,597	$ 5,664	$ 5,041
Provisions for obsolete inventories	1,359	1,328	642
Other deductions	(1,324)	(395)	(19)
Balance a	$ 6,632	$ 6,597	$ 5,664